RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of key management remuneration

	2024	2023	2022

Short-term benefits (i)	56.7	52.2	67.2
Share-based payments (ii)	99.7	80.7	66.0
Social security (iii)	18.1	14.4	7.0
Total key Management remuneration	174.5	147.3	140.2

(i)	These mainly correspond to management salaries and variable compensation (including performance bonuses).

(ii)	Reflects expenses related to share options, deferred shares, restricted stocks and performance shares granted to Management

(iii)	Represents to the social security charges (INSS) levied on the Management’s remuneration.

Schedule of transactions with related parties

	2024
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	188.1	0.2	(5.7)	(242.5)	70.4
AB Package	-	-	-	(284.6)	-	-
AB Procurement	-	-	-	(1.2)	-	-
AB Services	0.3	2.0	-	-	-	-
AB USA	-	-	46.1	(475.5)	(546.4)	-
Bavaria	317.9	-	-	(50.9)	-	-
Cervecería Modelo	0.4	-	-	(894.5)	(280.2)	(13.5)
InBev	-	-	-	(49.4)	-	-
ITW International	-	-	-	-	-	(2.1)
Other	18.1	61.0	-	(74.7)	(34.3)	2.1
	336.7	251.1	46.3	(1,836.5)	(1,103.4)	56.9

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	97.2	0.1	(0.5)	(143.3)	64.0
AB Package	-	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	-	(0.5)
AB Services	0.3	8.1	-	-	-	-
AB USA	-	-	35.3	(464.5)	(454.5)	(0.2)
Bavaria	72.3	-	-	(56.7)	-	-
Cervecería Modelo	0.9	-	-	(959.2)	(275.7)	-
InBev	-	-	-	(41.9)	-	-
ITW International	-	-	-	-	-	120.0
Other	1.4	10.8	-	(28.7)	(15.1)	1.0
	74.9	116.1	35.4	(1,787.0)	(888.6)	184.3

	2022
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	5.2	0.1	21.0	(146.8)	208.7
AB Package	-	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-	-
AB USA	3.1	-	22.4	(653.6)	(479.2)	-
Ambev Peru	0.6	-	-	-	-	-
Bavaria	32.0	-	-	(56.7)	-	-
Cervecería Modelo	124.4	-	-	(1,227.5)	(96.1)	-
Cervecerías Peruanas	1.7	-	-	(49.6)	-	-
InBev	-	-	-	(129.8)	-	-
ITW International	-	-	-	-	-	37.3
Other	84.8	9.6	-	(79.7)	(14.6)	1.9
	246.6	14.8	22.5	(2,550.9)	(736.7)	247.9

Schedule of open balances with related parties

	2024			2023
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivable	Trade receivables (i)	Other trade receivables (i)	Dividends receivable
AB Africa	3.4	-	-	3.7	-	-
AB InBev	121.6	12.9	-	139.2	-	-
AB Services	6.7	-	-	17.2	-	-
AB USA	24.9	-	-	27.1	-	-
Bavaria	0.4	-	-	10.4	-	-
Cervecería Modelo	21.5	-	-	11.2	-	-
Cervecerías Peruanas	0.2	-	-	-	-	-
InBev	2.6	24.8	-	1.4	19.0	-
Panama Holding	9.1	-	1.3	4.0	-	1.0
Other	47.5	-	-	22.5	-	-
	237.9	37.7	1.3	236.7	19.0	1.0

	2024			2023
	Non-current	Current		Non-current	Current
	Trade payables (i)	Trade payables (i)	Dividends payable	Trade payables (i)	Trade payables (i)
AB InBev	-	(84.9)	-	-	(21.5)
AB Package	-	(131.0)	-	-	(110.2)
AB Services	-	(5.8)	-	-	(2.4)
AB USA	-	(254.1)	-	-	(209.6)
Bavaria	-	(8.8)	-	-	(30.2)
Cervecería Modelo	-	(633.6)	-	-	(1,497.9)
Cervecerías Peruanas	-	(6.1)	-	-	(7.9)
InBev	-	(9.8)	-	-	(8.7)
ITW International	(258.3)	-	(3,569.1)	(199.9)	-
Other	-	(46.5)	(544.4)	-	(28.1)
	(258.3)	(1,180.6)	(4,113.5)	(199.9)	(1,916.5)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group